Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 2,226,802	$ 5,765,805
Financing cash flows	(19,231)	(336,588)
Non-cash transaction	(2,207,571)	(3,202,415)
Ending balance	0	2,226,802
Amount Due to AMTD Group [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	281,282	3,202,600
Financing cash flows	71,313	(104,393)
Non-cash transaction	(352,595)	(2,816,925)
Ending balance	0	281,282
Amount Due to Fellow subsidiaries [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,945,520	2,543,239
Financing cash flows	(90,544)	(212,229)
Non-cash transaction	(1,854,976)	(385,490)
Ending balance	0	1,945,520
Amount Due to Former Fellow subsidiaries [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	19,966
Financing cash flows	0	(19,966)
Non-cash transaction	0	0
Ending balance	$ 0	$ 0